Financial instruments (Tables)	6 Months Ended
Jun. 30, 2024
Financial instruments
Scheduled of financial liabilities by fair value hierarchy

Financial liabilities at fair value through profit and loss:

	June 30, 2024			December 31, 2023
	£ 000			£ 000
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Convertible Senior Secured Notes	—	—	112,770	—	—	109,291
Warrant liabilities	610	—	—	907	—	—
	610	—	112,770	907	—	109,291

Schedule of fair value measurement inputs for valuation of convertible loan notes

	June 30, 2024	December 31, 2023
Interest rate (%)	9.0	9.0
Risk-free rate (%)	4.6	4.0
Expected life (years)	2.5	3.0
Dividend yield (%)	—	—
Volatility (%)	90.0	90.0
Credit spread (%)	32.5	27.5